Income Taxes - Components of the Net Deferred Tax Asset (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Total deferred tax assets	$ 17,895	$ 15,169
Deferred tax liabilities:
Total deferred tax liabilities	(4,417)	(5,459)
Net deferred tax asset	13,478	9,710
Federal [Member]
Deferred tax assets:
Total deferred tax assets	13,945	11,816
Deferred tax liabilities:
Total deferred tax liabilities	(3,524)	(4,372)
State [Member]
Deferred tax assets:
Total deferred tax assets	3,950	3,353
Deferred tax liabilities:
Total deferred tax liabilities	$ (893)	$ (1,087)